Cover	6 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Fenbo Holdings Limited
Entity Central Index Key	0001957001
Entity Primary SIC Number	3634
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit J, 19/F, World Tech Centre
Entity Address, Address Line Two	95 How Ming Street
Entity Address, Address Line Three	Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	New York, NY 10168
City Area Code	+(852)
Local Phone Number	2343-3328
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
Contact Personnel Name	Cogency Global Inc